Debt (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

The key terms of these facilities were as follows:

Facility	Currency	Interest rate (1)	Effective Interest Rate (2)	Facility maturity date	Principal outstanding at December 31, 2024 (Local Currency)	Principal outstanding at December 31, 2024 (USD)
Term Loan Facility (USD) (3)	USD	USD SOFR + 0.11%(4) + 2.75% (0.5% floor)	8.2%	Jun-28	843,874	$843,874
Term Loan Facility (EUR) (5)	EUR	EURIBOR + 3.00% (0% floor)	5.7%	Jun-28	596,281	617,523
Secured Loan Notes (EUR)	EUR	3.00%	3.2%	Jun-29	421,362	436,373
Secured Loan Notes (USD)	USD	4.00%	4.2%	Jun-29	337,206	337,206
Revolving Credit Facility (USD)	USD	BASE + 0.10%(4) + 2.25% (0% floor)	6.8%	Dec-27	70,000	70,000
Revolving Credit Facility (EUR)	EUR	BASE + 2.25% (0% floor)	5.0%	Dec-27	20,000	20,713
Line of Credit	USD	Term SOFR (6) + 2.70%	7.3%	Jul-27	65,000	65,000
Total Principal Outstanding						$2,390,689

(1)
For facilities which utilize the EURIBOR and SOFR rates, a rate floor of 0% and 0.5% applies, respectively.
(2)
The effective interest rate is as of December 31, 2024.
(3)
Represents Term Loan Facility (USD) and USD Incremental Term Loan as defined under the current facilities.
(4)
Represents a credit spread adjustment to reflect the historical difference between LIBOR and SOFR.
(5)
Represent Term Loan Facility (EUR) and EUR Incremental Term Loan as defined under the current facilities.
(6)
The Term Secured Overnight Financing Rate ("Term SOFR") is the forward-looking term rate based on the SOFR. The Term SOFR is administered by the CME Group Benchmark Association Limited.

Schedule of Long-Term Debt

	As of December 31,
	2024	2023
Principal outstanding	$2,390,689	$2,519,857
Unamortized debt issuance cost	(27,141)	(18,024)
Total	2,363,548	2,501,833
Short-term debt	10,190	10,190
Long-term debt	$2,353,358	$2,491,643

Schedule of Maturities of Non Current Debt	Maturity requirements on non-current debt as of December 31, 2024 by year are as follows:

Years ending December 31,
2025	$10,190
2026	10,190
2027	165,903
2028	1,430,827
2029	773,579
Total	$2,390,689